COMMITMENTS AND CONTINGENCIES (Details) - Learn CW Investment Corporation	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Demand $ / shares	Dec. 31, 2022 USD ($)	Sep. 01, 2023 USD ($)
Registration And Shareholder Rights [Abstract]
Number of demands eligible security holder can make | Demand				3
Underwriting Agreement [Abstract]
Deferred underwriting fee per unit (in dollars per share) | $ / shares		$ 0.35		$ 0.35
Deferred underwriting fees		$ 7,780,500		$ 7,780,500
Discretionary deferred fee		$ 2,000,000		2,000,000
Deferred underwriter's commission						$ 9,780,500
Gain on settlement of underwriting fees	$ 9,223,757		$ 9,223,757	9,223,757
Gain on settlement of deferred underwriting fees				$ 556,743	$ 0